USD ($)

Fund summary
Goal
Putnam Dynamic Asset Allocation Equity Fund seeks long-term growth.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 17 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Dynamic Asset Allocation Equity Fund	Class A C000073568		Class P C000170451
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
September 30, 2024.
Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Equity Fund		Class A C000073568		Class P C000170451
Management Fees (as a percentage of Assets)		0.59%		0.59%
Distribution and Service (12b-1) Fees		none	[1]	none
Other Expenses (as a percentage of Assets):		0.49%		0.41%
Expenses (as a percentage of Assets)		1.08%		1.00%
Fee Waiver or Reimbursement	[2]	(0.38%)		(0.38%)
Net Expenses (as a percentage of Assets)		0.70%		0.62%
[1]	Although the fund’s distribution and service (12b-1) plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, no payments under the plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the fund’s distribution and service (12b-1) plan, this prospectus will be revised.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through September 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Dynamic Asset Allocation Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A C000073568	642	863	1,102	1,784
Class P C000170451	63	281	515	1,190

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 67%.

67.00%
Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks. This policy may be changed only after 60 days’ notice to shareholders. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also consider other factors that we believe will cause the stock price to rise. While we typically allocate approximately 75% of the fund’s assets to investments in U.S. companies, and 25% of the fund’s assets to investments in international companies, these allocations may vary. We invest mainly in developed countries, but may invest in emerging markets. We may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, we typically use foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

Risks

It is important to understand that you can lose money by investing in the fund.

If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geo-political events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund serves as an underlying equity investment of other funds that allocate their portfolios among the Putnam funds to obtain varying exposures to equity and fixed-income investments. The fund also is designed for investors seeking long-term growth and who are willing to wait out short-term market fluctuations.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class A shares before sales charges
Year-to-date performance through
Jun. 30, 2023
16.77%
Best calendar quarter
Jun. 30, 2020
21.78%
Worst calendar quarter
Mar. 31, 2020
(22.04%)

Average annual total returns after sales charges (for periods ended 12/31/22)
Average Annual Total Returns - Putnam Dynamic Asset Allocation Equity Fund		1 Year	5 Years	10 Years
Class A C000073568		(23.37%)	3.86%	8.64%
Class A C000073568 | After Taxes on Distributions		(24.00%)	1.81%	6.37%
Class A C000073568 | After Taxes on Distributions and Sales		(13.38%)	2.55%	6.31%
Class P C000170451	[1]	(18.65%)	5.28%	9.41%
Russell 3000® Index (no deduction for fees, expenses or taxes)		(19.21%)	8.79%	12.13%
Putnam Equity Blended Index (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index (ND) and the MSCI Emerging Markets Index (GD))		(18.22%)	6.87%	10.13%
[1]	Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class A shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it been adjusted, returns would have been higher.

The Putnam Equity Blended Index is an unmanaged index administered by Putnam Management, 75% of which is the Russell 3000® Index, 19% of which is the MSCI EAFE Index (ND), and 6% of which is the MSCI Emerging Markets Index (GD).
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy, and/or completeness of the Information, and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of the possibility of such damages.
All MSCI indices are provided by MSCI.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund summary
Goal

Putnam Mortgage Opportunities Fund seeks to maximize total return consistent with what Putnam Investment Management, LLC believes to be prudent risk. Total return is composed of capital appreciation and income.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 19 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds.
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Prospectus 1 [Member] - Putnam Mortgage Opportunities Fund	Class A C000213254		Class C C000213255		Class R6 C000219743	Class Y C000213253
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
September 30, 2024
Annual Fund Operating Expenses - Prospectus 1 [Member] - Putnam Mortgage Opportunities Fund		Class A C000213254	Class C C000213255	Class R6 C000219743	Class Y C000213253
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.27%	0.27%	0.17%	0.27%
Expenses (as a percentage of Assets)		1.07%	1.82%	0.72%	0.82%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.87%	1.62%	0.52%	0.62%
[1]	Reflects Putnam Investment Management, LLC’s (“Putnam Management”) contractual obligation to limit certain fund expenses through September 30, 2024. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Prospectus 1 [Member] - Putnam Mortgage Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A C000213254	485	708	948	1,636
Class C C000213255	265	553	967	1,924	165	553	967	1,924
Class R6 C000219743	53	210	381	876
Class Y C000213253	63	242	435	995

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 1,412%.

1412.00%
Investments, risks, and performance

Investments

We invest mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, we invest at least 80% of the fund’s net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

We expect to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While our emphasis will be on mortgage-backed securities, we may also invest to a lesser extent in other types of asset-backed securities.

We may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s bond investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below investment grade bonds (a significant part of the fund’s investments), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative.

Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The fund’s concentration in an industry group composed of privately issued residential and commercial mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets, and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed securities in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income and may incur higher transaction costs than funds with relatively lower turnover, which may detract from performance.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. The performance shown is that of class I shares of the fund, which are not offered in this prospectus, and this performance has been adjusted to reflect the higher fees associated with class A, C, R6 and Y shares of the fund. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Jun. 30, 2023
1.97%
Best calendar quarter
Dec. 31, 2020
4.21%
Worst calendar quarter
Mar. 31, 2020
(13.32%)

Average annual total returns after sales charges (for periods ended 12/31/22)
Average Annual Total Returns - Prospectus 1 [Member] - Putnam Mortgage Opportunities Fund	1 Year		5 Years		Since Inception		Inception Date
Class A C000213254	2.18%	[1]	1.16%	[1]	1.90%	[1]	Apr. 07, 2015
Class A C000213254 | After Taxes on Distributions	(0.80%)	[1]	(1.07%)	[1]	0.05%	[1]	Apr. 07, 2015
Class A C000213254 | After Taxes on Distributions and Sales	1.26%	[1]	(0.05%)	[1]	0.66%	[1]	Apr. 07, 2015
Class C C000213255	4.75%	[1]	1.25%	[1]	1.69%	[1]	Apr. 07, 2015
Class R6 C000219743	6.85%	[2]	2.32%	[2]	2.79%	[2]	Apr. 07, 2015
Class Y C000213253	6.69%	[1]	2.25%	[1]	2.71%	[1]	Apr. 07, 2015
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)	(11.81%)	[3]	(0.53%)	[3]	0.23%	[3]	Apr. 07, 2015
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	1.33%	[4]	1.27%	[4]	0.98%	[4]	Apr. 07, 2015
[1]	Performance for class A, C, and Y shares prior to their inception (7/1/19) is derived from the historical performance of class I shares and has been adjusted for the higher fees applicable to class A, C, and Y shares.
[2]	Performance for class R6 shares prior to their inception (6/1/20) is derived from the historical performance of class I shares and has been adjusted for the higher investor servicing fees applicable to class R6 shares.
[3]	Source: Bloomberg Index Services Limited.
[4]	ICE BofA Indexes: ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The fund’s performance is compared to the ICE BofA U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less. The fund’s performance is also compared to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index, an unmanaged index that tracks agency mortgage pass-through securities (both fixed-rate and hybrid adjustable- rate mortgages) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Securities in the fund do not match those in the indexes and the performance of the fund will differ.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Goal

Putnam Mortgage Opportunities Fund seeks to maximize total return consistent with what Putnam Investment Management, LLC believes to be prudent risk. Total return is composed of capital appreciation and income.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell Class I shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Prospectus 2 [Member] Putnam Mortgage Opportunities Fund Class I C000152757
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
September 30, 2024
Annual Fund Operating Expenses	Prospectus 2 [Member] Putnam Mortgage Opportunities Fund Class I C000152757
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	0.48%
[1]	Reflects Putnam Investment Management, LLC’s (“Putnam Management”) contractual obligation to limit certain fund expenses through September 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Prospectus 2 [Member] | Putnam Mortgage Opportunities Fund | Class I C000152757 | USD ($)	49	197	359	828

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 1,412%.

1412.00%
Investments, risks, and performance

Investments

We invest mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, we invest at least 80% of the fund’s net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

We expect to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While our emphasis will be on mortgage-backed securities, we may also invest to a lesser extent in other types of asset-backed securities.

We may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s bond investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative.

Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed investments and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The fund’s concentration in an industry group composed of privately issued residential and commercial mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets, and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed securities in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income and may incur higher transaction costs than funds with relatively lower turnover, which may detract from performance.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com/institutional.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Please remember that past performance is not necessarily an indication of future results.
putnam.com/institutional.
Annual total returns for class I shares
Year-to-date performance through
Jun. 30, 2023
2.18%
Best calendar quarter
Dec. 31, 2020
4.28%
Worst calendar quarter
Mar. 31, 2020
(13.14%)

Average annual total returns (for periods ended 12/31/22)
Average Annual Total Returns - Prospectus 2 [Member] - Putnam Mortgage Opportunities Fund	1 Year	5 Years	Since Inception	Inception Date
Class I C000152757	6.88%	2.35%	2.82%	Apr. 07, 2015
Class I C000152757 | After Taxes on Distributions	3.64%	none	0.90%	Apr. 07, 2015
Class I C000152757 | After Taxes on Distributions and Sales	4.04%	0.80%	1.33%	Apr. 07, 2015
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)	(11.81%)	(0.53%)	0.23%	Apr. 07, 2015
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	1.33%	1.27%	0.98%	Apr. 07, 2015

All Bloomberg indices are provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE BofA Indexes: ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.
The fund’s performance is compared to the ICE BofA U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less. The fund’s performance is also compared to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index, an unmanaged index that tracks agency mortgage pass-through securities (both fixed-rate and hybrid adjustable- rate mortgages) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Securities in the fund do not match those in the indexes and the performance of the fund will differ.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.